Inventories - Summary of Classes of Inventories (Parenthetical) (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes Of Inventories [Abstract]
Other inventories	$ 22,807,682	$ 25,162,417
Supplies for projects and spare parts	12,311,718	17,076,698
Electrical materials	$ 10,495,964	$ 8,085,719